Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Redwire Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39733
Entity Tax Identification Number	88-1818410
Entity Address, Address Line One	1000 Riverside Avenue, Suite 600
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32204
City Area Code	650
Local Phone Number	701-7722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RDW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001819810
Entity Information, Former Legal or Registered Name	Not Applicable